Loans and Leases (Aging of the Recorded Investment in Past Due Loans) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	$ 3,164,655	$ 1,688,676
60 - 89 days past due	309,846	2,493,547
Greater than 90 days past due	2,019,020	3,843,692
Total past due	5,493,521	8,025,915
Loans and leases not past due	348,756,494	352,911,249
Total ending loans and leases balance	354,250,015	360,937,164	$ 6,917,605
Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	80,898	212,495
60 - 89 days past due	50,000	210,541
Greater than 90 days past due	121,057	36,494
Total past due	251,955	459,530
Loans and leases not past due	53,210,222	48,300,122
Total ending loans and leases balance	53,462,177	48,759,652
Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	643,541	1,150,611
60 - 89 days past due	15,422	1,852,191
Greater than 90 days past due	1,225,385	3,053,809
Total past due	1,884,348	6,056,611
Loans and leases not past due	181,952,711	181,172,227
Total ending loans and leases balance	183,837,059	187,228,838
Agriculture Portfolio [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	150,064	49,312
Greater than 90 days past due	19,312
Total past due	169,376	49,312
Loans and leases not past due	12,695,221	15,014,202
Total ending loans and leases balance	12,864,597	15,063,514
Agricultural Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	93,871
Greater than 90 days past due	259,858	17,535
Total past due	353,729	17,535
Loans and leases not past due	21,779,594	24,700,277
Total ending loans and leases balance	22,133,323	24,717,812
Consumer Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	49,389	26,295
60 - 89 days past due	301	44,537
Greater than 90 days past due	4,824	2,941
Total past due	54,514	73,773
Loans and leases not past due	3,802,779	4,725,802
Total ending loans and leases balance	3,857,293	4,799,575
Residential Real Estate Portfolio [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	2,146,892	249,963
60 - 89 days past due	244,123	386,278
Greater than 90 days past due	388,584	732,913
Total past due	2,779,599	1,369,154
Loans and leases not past due	75,315,967	78,998,619
Total ending loans and leases balance	$ 78,095,566	$ 80,367,773